Accrued liabilities and other payables (Details) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Accrued Liabilities And Other Payables [Line Items]
Accrued administrative expenses	$ 400	$ 75
Accrued operating expense	2,247	0
Current tax payable	505	0
Warranty provision (note 20)	2,000	0
Current portion of advance for refundable value added tax (note 11)	2,318	0
Accrued expenditure for newbuilding	0	645
Accrued construction contract expenses	0	6,732
Accrued debt issuance cost	0	391
Other accrued liabilities	339	0
Other payables	5,556	0
Total accrued liabilities and other payables	$ 13,365	$ 7,843